Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

AFR-13-01  April 1, 2013
1.746476.136

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

AFRI-13-01  April 1, 2013
1.746477.127

Supplement to the
Fidelity® Floating Rate High Income Fund
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

FHI-13-01  April 1, 2013
1.778339.116